Other net losses	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
Other net losses	Other net losses
Other net losses (gains) consist of the following:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Acquisition and transition-related costs	$—	$2,315	$—	$3,940
Kentucky termination costs (a)	43,808	3,535	46,527	4,075
Acquisition-related settlement payment (b)	(11,983)	—	(11,983)	—
Other	8,542	2,802	9,285	5,367
	$40,367	$8,652	$43,829	$13,382
16.Other net losses (continued)
(a)Kentucky termination costs
The loss related to the termination of the Kentucky Power Transaction includes $38,795 for the write-off of capitalized costs which are primarily related to the implementation of an enterprise software solution. The remaining amount relates to the transaction costs, severance costs, and other termination costs.
(b)Acquisition-related settlement payment
During the period, the Company received $12,814 as an acquisition-related settlement payment in connection with the Suralis (formerly called ESSAL) acquisition. The Company also incurred legal fees of $831 in relation to this settlement.